Operating Leases - Schedule of ROU Assets and Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024
Schedule of ROU Assets and Operating Lease Liabilities [Abstract]
Operating lease right-of-use assets	$ 2,054	$ 671
Operating lease liabilities
Current portion	914	577
Non-current portion	1,125	83
Total	$ 2,039	$ 660	$ 730
Operating leases:
Weighted average remaining lease term (years)	3 years	1 year
Weighted average discount rate	5.40%	5.79%